Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Allowances for bad debts and cash discounts	$ 82,417	$ 29,178
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	8,295,160	8,205,160
Treasury stock, shares (in shares)	1,225,716	1,225,716